Accounts Payable, Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accounts Payable, Accrued Expenses And Other Liabilities

8. ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

The table below presents the details of our accounts payable, accrued expenses and other liabilities (In thousands):

	December 31,
	2012	2011
Accrued expenses	$9,608	$3,175
Accrued property taxes	5,638	5,204
Accrued product purchases payable	2,450	3,594
Tax payable	2,159	1,545
Interest payable	7,505	4,788
Accounts payable	2,278	5,128
Tristate Acquisition deferred payment (Note 3)	—	8,000
Other	79	360
Total accounts payable, accrued expenses and other liabilities	$29,717	$31,794